Condensed Schedule Of Investments (U.S. Treasury Notes) (Parenthetical) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
U.S. Treasury notes, 0.750%, 02/15/2019 [Member]
Summary of Investment Holdings [Line Items]
Investment Interest Rate		0.0075%
Investment Maturity Date		Feb. 15, 2019
U.S. Treasury notes, 0.875%, 05/15/2019 [Member]
Summary of Investment Holdings [Line Items]
Investment Interest Rate		0.00875%
Investment Maturity Date		May 15, 2019
U.S. Treasury notes, 0.750%, 08/15/2019 [Member]
Summary of Investment Holdings [Line Items]
Investment Interest Rate		0.0075%
Investment Maturity Date		Aug. 15, 2019
U.S. Treasury notes, 1.000%, 11/15/2019 [Member]
Summary of Investment Holdings [Line Items]
Investment Interest Rate		0.01%
Investment Maturity Date		Nov. 15, 2019
U.S. Treasury notes, 1.375%, 02/15/2020 [Member]
Summary of Investment Holdings [Line Items]
Investment Interest Rate	0.01375%
Investment Maturity Date	Feb. 15, 2020
U.S. Treasury notes, 1.500%, 05/15/2020 [Member]
Summary of Investment Holdings [Line Items]
Investment Interest Rate	0.015%
Investment Maturity Date	May 15, 2020
U.S. Treasury notes, 1.500%, 08/15/2020 [Member]
Summary of Investment Holdings [Line Items]
Investment Interest Rate	0.015%
Investment Maturity Date	Aug. 15, 2020
U.S. Treasury Notes [Member]
Summary of Investment Holdings [Line Items]
Amortized Cost of U.S. Treasury Notes	$ 133,439,575	$ 138,456,086